CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues
-Third party customers	$ 128,600	801,189	618,422	395,057
-A related party customer (Note 21)	2,013	12,543
Net revenues	130,613	813,732	618,422	395,057
Cost of revenues (including amount to a related party of nil, nil and RMB4,139 (US$664) for the year ended December 31, 2010, 2011 and 2012, respectively (Note 21))	(89,800)	(559,460)	(432,736)	(275,455)
Gross profit	40,813	254,272	185,686	119,602
Sales and marketing expenses	(14,060)	(87,597)	(72,040)	(73,125)
General and administrative expenses	(17,033)	(106,115)	(57,308)	(45,037)
Research and development expenses	(10,999)	(68,523)	(40,952)	(28,692)
Post-acquisition settlement consideration		0	(7,158)	(37,858)
Operating (loss) income	(1,279)	(7,963)	8,228	(65,110)
Interest income	296	1,844	2,233	487
Interest expense	(215)	(1,340)	(1,254)	(664)
Other income (expenses)	(282)	(1,758)	(5,165)	3,007
Foreign exchange loss	(238)	(1,481)	(4,411)	(4,963)
Loss from continuing operations before income taxes	(1,718)	(10,698)	(369)	(67,243)
Income tax benefit (expense)	(1,010)	(6,293)	(11,145)	10,904
Net loss from continuing operations	(2,728)	(16,991)	(11,514)	(56,339)
Income from discontinued operations			31,977	592
Net (loss) income	(2,728)	(16,991)	20,463	(55,747)
Accretion of redeemable convertible preferred shares to redemption value				(47,058)
Effect of foreign exchange rate movement on redeemable convertible preferred shares				10,585
Net (loss) income attributable to ordinary shareholders	(2,728)	(16,991)	20,463	(92,220)
Foreign currency translation	5	29	773	476
Unrealized gain from available-for-sale investments	220	1,370	90
Total other comprehensive income, net of tax	225	1,399	863	476
Comprehensive (loss) income	$ (2,503)	(15,592)	21,326	(91,744)
Earnings/ (loss) per share
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.05)	(0.03)	(0.58)
Income from discontinued operations (in CNY or dollars per share)			0.08
Basic (in CNY or dollars per share)	$ (0.01)	(0.05)	0.05	(0.58)
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.05)	(0.03)	(0.58)
Income from discontinued operations (in CNY or dollars per share)			0.08
Diluted (in CNY or dollars per share)	$ (0.01)	(0.05)	0.05	(0.58)
Shares used in earnings (loss) per share computations:
Basic (in shares)	363,780,875	363,780,875	381,984,517	159,611,374
Diluted (in shares)	363,780,875	363,780,875	381,984,517	159,611,374